Derivative Instruments Accounted for at Fair Value (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
As of June 30, 2025, we held the following interest rates swaps that partially hedge our variable rate loan facilities:

Facility	Outstanding Notional amount	Fixed rate	Variable rate
	(in thousands)
March 2019 Facility	$6,000	0.37%	Comp SOFR
October 2013 DB Credit Facility A	$42,630	1.94%	Comp SOFR
July 2015 DB Credit Facility B	$36,172	2.00%	Comp SOFR
July 2015 Santander Credit Facility B	$39,078	1.88%	Comp SOFR
May 2025 Senior Secured Term Loan and RCF	$181,550	3.61%	Comp SOFR

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024.

		December 31, 2024	June 30, 2025
		(in thousands)
	Fair Value Hierarchy Level	Fair Value Asset/(Liability)	Fair Value Asset /(Liability)
Interest rate swap agreements Assets	Level 2	$7,191	$2,054
Interest rate swap agreements Liability	Level 2	—	1,015
		$7,191	$1,039